SEGMENT INFORMATION (Schedule of Operating Income By Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	$ 84,556	$ 77,973	$ 75,359
Cost of revenues	68,628	66,703	66,924
Gross profit	15,928	11,270	8,435
Research and development	479	517	185
Selling and marketing	5,629	5,147	4,369
General and administrative	9,970	8,354	7,612
Other expenses (income)	(90)	(468)	315
Restructuring Charges	1,715	1,755	0
Operating income (loss)	(1,775)	(4,035)	(4,046)
Financial expense, net	127	540	770
Loss before tax benefits	(1,648)	(4,575)	(4,816)
Intersegment Revenues [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Research and development		(47)
Selling and marketing		(89)
General and administrative		(191)
Other expenses (income)		896	0
Elimination of inter-company sales [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	(3,733)	(3,916)	(3,141)
Cost of revenues	(3,285)	(3,685)	(2,937)
Gross profit	(448)	(231)	(204)
Research and development	(74)		0
Selling and marketing	(54)			$ 0
General and administrative	(2)		0
Other expenses (income)	1,547
Restructuring Charges	0	0
Operating income (loss)	(1,977)	(800)	(204)
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	21,844	25,977	23,125
Cost of revenues	18,778	24,044	21,703
Gross profit	3,066	1,933	1,422
Research and development	193	122	(3)
Selling and marketing	1,936	2,040	1,429
General and administrative	3,226	3,128	2,183
Other expenses (income)	(1,566)	(913)	0
Restructuring Charges	975	1,338
Operating income (loss)	(1,698)	(3,782)	(2,187)
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	24,796	18,846	20,640
Cost of revenues	20,750	16,922	17,885
Gross profit	4,046	1,924	2,755
Research and development	54	80	(2)
Selling and marketing	926	1,015	1,152
General and administrative	2,462	1,855	2,054
Other expenses (income)	(52)	0	(21)
Restructuring Charges	618	386
Operating income (loss)	38	(1,412)	(470)
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	35,879	33,232	31,189
Cost of revenues	28,890	26,444	26,961
Gross profit	6,989	6,788	4,228
Research and development	286	202	7
Selling and marketing	2,383	1,961	1,527
General and administrative	3,686	3,004	2,732
Other expenses (income)	(18)	(432)	0
Restructuring Charges	0	0
Operating income (loss)	652	2,053	(38)
Overhaul and coating of jet engine components [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues	5,770	3,834	3,546
Cost of revenues	3,495	2,978	3,312
Gross profit	2,275	856	234
Research and development	19	160	183
Selling and marketing	330	220	261
General and administrative	594	558	643
Other expenses (income)	0	(19)	(294)
Restructuring Charges	122	31
Operating income (loss)	$ 1,210	$ (94)	$ (1,147)